Other Intangible Assets and Goodwill - Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 158.5
Ending balance	804.1	€ 158.5
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	235.4	199.4
Currency differences	(3.6)	1.9
Acquisition of subsidiaries and businesses	187.4
Ending balance	921.0	235.4
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	61.2	57.8
Currency differences	(5.6)	3.4
Acquisition of subsidiaries and businesses	306.9
Ending balance	€ 362.5	€ 61.2